Note 16 - Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Note 16 - Income Taxes (Details) [Line Items]
Income Before Taxes, Percent	31.00%	30.00%	7.00%
Effective Income Tax Rate Reconciliation, Percent	13.00%	13.00%	12.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 1.2	$ (2.7)	$ (4.0)
Increase (Decrease) in Income Taxes			0.8
Increase (Decrease) in Deferred Income Taxes			1.0
Undistributed Earnings of Foreign Subsidiaries	86.4
Liability for Uncertain Tax Positions, Noncurrent	5.7
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	4.4
Change in Valuation Allowance in the UK [Member]
Note 16 - Income Taxes (Details) [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			$ (5.3)